Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party

Note 5– Related Party

For the three months ended March 31, 2025, and 2024, the Company paid a salary of $12,600, which included 4,200 allocated to cost of sales for website design services and $8,400 related to the consulting agreement, respectively.

The above transactions and amounts are not necessarily what third parties would agree to.

Note 5– Related Party

For the years ended December 31, 2024 and 2023, the Company paid a salary of $50,400, which included $22,498 allocated to cost of sales for website design services and $41,000 related to the consulting agreement, respectively. Of this amount, $13,762 was paid to the Company’s CEO for website design work.

The above transactions and amounts are not necessarily what third parties would agree to.